Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

10. Other Assets

Other assets are summarized as follows:

	As of December 31,
	2020	2019
Security deposit	$110,418	$110,418
Other deposits	15,400	65,764
Prepaid expenses	732,309	867,467
Note receivable	-	41,638
Prepaid supplies	472,685	-
	$1,330,812	$1,085,287